Expense Example - FIMMFunds-Class3ComboPRO - FIMMFunds-Class3ComboPRO - Fidelity Investments Money Market Government Portfolio - Fidelity Investments Money Market Government Portfolio - Class III	May 30, 2023 USD ($)
Expense Example:
1 year	$ 44
3 years	144
5 years	254
10 years	$ 575